UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21376
Goldman Sachs Hedge Fund Partners Registered Fund, LLC

(Exact name of registrant as specified in charter)
One New York Plaza
New York, New York 10004

(Address of principal executive offices) (Zip code)
Peter V. Bonanno
Secretary
Goldman Sachs Hedge Fund Partners Registered Fund, LLC
One New York Plaza
New York, New York 10004

(Name and address of agent for service)
Registrant’s telephone number, including area code: (212) 902-1000
Date of fiscal year end: December 31
Date of reporting period: March 31, 2008

Item 1. Schedule of Investments.
The registrant had not yet commenced investment operations as of the close of the reporting period. Therefore, no Schedule of Investments in securities of unaffiliated issuers is included herein.
Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of August 29, 2008, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended. An oversight caused this Form N-Q, which was due to be filed on or before May 30, 2008, not be filed timely. Enhanced controls have been implemented to prevent similar occurrences in the future.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
(a)	Separate certifications for the principal executive and principal financial officers of the registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Goldman Sachs Hedge Fund Partners Registered Fund, LLC

By (Signature and Title)*	/s/ Kent A. Clark Kent A. Clark, President and Chief Investment Officer (principal executive officer)
Date: August 29, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kent A. Clark Kent A. Clark, President and Chief Investment Officer (principal executive officer)
Date: August 29, 2008

By (Signature and Title)*	/s/ Jennifer Barbetta Jennifer Barbetta, Chief Financial Officer, and Chief Accounting Officer (principal financial officer)
Date: August 29, 2008

*	Print the name and title of each signing officer under his or her signature.